GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2016	1,802	106	4,885	224	1,564	8,581
Foreign currency translation adjustment	(145)	—	—	—	—	(145)
Balance as of December 31, 2016	1,657	106	4,885	224	1,564	8,436	146.5
Goodwill acquired	—	—	303	639	—	942	16.4
Foreign currency translation adjustment	(50)	—	—	—	—	(50)	(1.0)
Balance as of December 31, 2017	1,607	106	5,188	863	1,564	9,328	161.9

Schedule of intangible assets, net of amortization

	2016			2017
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,129	(285)	844	1,149	(406)	743	12.9
Customer relationships	854	(215)	639	905	(320)	585	10.1
Content and software	563	(398)	165	646	(468)	178	3.1
Workforce	276	(155)	121	276	(224)	52	0.9
Patents and licenses	52	(21)	31	52	(29)	23	0.4
Non-compete agreements	38	(31)	7	41	(24)	17	0.3
Total acquisition-related intangible assets:	2,912	(1,105)	1,807	3,069	(1,471)	1,598	27.7
Other intangible assets:
Technologies and licenses	7,046	(3,972)	3,074	7,473	(4,872)	2,601	45.2
Assets not yet in use	633	—	633	824	—	824	14.3
Total other intangible assets:	7,679	(3,972)	3,707	8,297	(4,872)	3,425	59.5
Total intangible assets	10,591	(5,077)	5,514	11,366	(6,343)	5,023	87.2

Schedule of estimated amortization expense for intangible assets
\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2018	360	1,137	1,497	26.0
2019	261	779	1,040	18.1
2020	233	454	687	11.9
2021	216	182	398	6.9
2022	213	49	262	4.5
Thereafter	315	—	315	5.5
Total	1,598	2,601	4,199	72.9